CONVERTIBLE DEBT (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		12 Months Ended
	Dec. 03, 2015 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)	Sep. 30, 2014 ILS (₪) ₪ / shares
Debt Instrument Line Items
Proceeds from private placement	$ 10,125
Convertible debt		$ 15,453	$ 25,353
Sublease income amount		2,213	1,076	$ 703
Series L Convertible Bonds [Member]
Debt Instrument Line Items
Convertible bonds, aggregate par value		$ 15,313				₪ 143,500
Bond purchase price expressed as a percentage of par value		96.50%
Convertible bonds, annual interest rate		5.00%			5.00%
Date of first required payment		Mar. 31, 2016
Convertible bonds, conversion price | (per share)		$ 26.90				₪ 100.815
Accrued interest		$ 193	$ 313
Convertible debt		$ 15,453
Series L Convertible Bonds [Member] | Israel, New Shekels [Member]
Debt Instrument Line Items
Convertible bonds, aggregate par value | ₪					₪ 57,394
Series L Convertible Bonds [Member] | Maximum [Member]
Debt Instrument Line Items
Convertible bonds, annual interest rate		6.00%			6.00%